NON-CONTROLLING INTEREST	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

NOTE 11 – NON-CONTROLLING INTEREST

On November 7, 2018, the Company formed a subsidiary, now known as ViralClear, to pursue additional applications of the PURE EP™ signal processing technology outside of cardiac electrophysiology, and subsequently in 2020, was repurposed to develop merimepodib, a broad-spectrum anti-viral agent that showed potential for the treatment of COVID-19. Since late 2020, ViralClear has been realigned with its original objective of pursuing additional applications of the PURE EP™ signal processing technology outside of cardiac electrophysiology.

As of March 31, 2024 and December 31, 2023, the Company had a majority interest in ViralClear of 69.08%.

On July 2, 2020, the Company formed an additional subsidiary, now known as BioSig AI Sciences, Inc., to pursue clinical needs of cardiac and neurological disorders through recordings and analyses of action potential. BioSig AI aims to contribute to the advancements of AI-based diagnoses therapies. In June and July 2023, BioSig AI sold 2,205,000 shares of its common stock for net proceeds of $1,971,277 to fund initial operations.

As of March 31, 2024 and December 31, 2023, the Company had a majority interest in BioSig AI of 84.5%.

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

A reconciliation of ViralClear Pharmaceuticals, Inc. and BioSig AI Sciences, Inc. non-controlling loss attributable to the Company:

Net loss attributable to the non-controlling interest for the three months ended March 31, 2024 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Net loss	$(41)	$(3)	$(44)
Average Non-Controlling interest percentage of losses	32%	-%	30%
Net loss attributable to non-controlling interest	$(13)	$(0)	$(13)

Net loss attributable to the non-controlling interest for the three months ended March 31, 2023 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Net loss	$(161)	$-	$(161)
Average Non-Controlling interest percentage of profit/losses	31%	0%	31%
Net loss attributable to non-controlling interest	$(50)	$-	$(50)

The following table summarizes the changes in non-controlling interest for the three months ended March 31, 2024 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Balance, January 1, 2024	$(158)	$184	$26
Net loss attributable to non-controlling interest	(13)	-	(13)
Balance, March 31, 2024	$(171)	$184	$13

NOTE 11 – NON-CONTROLLING INTEREST

On November 7, 2018, the Company formed a subsidiary, now known as ViralClear, to pursue additional applications of the PURE EP™ signal processing technology outside of cardiac electrophysiology, and subsequently in 2020, was repurposed to develop merimepodib, a broad-spectrum anti-viral agent that showed potential for the treatment of COVID-19. Since late 2020, ViralClear has been realigned with its original objective of pursuing additional applications of the PURE EP™ signal processing technology outside of cardiac electrophysiology.

As of December 31, 2023 and 2022, the Company had a majority interest in ViralClear of 69.08%.

On July 2, 2020, the Company formed an additional subsidiary, now known as BioSig AI Sciences, Inc., to pursue clinical needs of cardiac and neurological disorders through recordings and analyses of action potential. BioSig AI aims to contribute to the advancements of AI-based diagnoses therapies. In June and July 2023, BioSig AI sold 2,205,000 shares of its common stock for net proceeds of $1,971,277 to fund initial operations.

As of December 31, 2023 and 2022, the Company had a majority interest in BioSig AI of 84.5% and 100.0%, respectively.

A reconciliation of ViralClear Pharmaceuticals, Inc. and BioSig AI Sciences, Inc. non-controlling loss attributable to the Company:

Net income (loss) attributable to the non-controlling interest for the year ended December 31, 2023 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Net income (loss)	$1,498	$(745)	$753
Average Non-Controlling interest percentage of profit/losses	31%	15%	47%
Net income (loss) attributable to non-controlling interest	$463	$(112)	$351

Net loss attributable to the non-controlling interest for the year ended December 31, 2022 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Net Loss	$(671)	$(3)	$(674)
Average Non-Controlling interest percentage of profit/losses	31%	0%	31%
Net loss attributable to non-controlling interest	$(210)	$0	$(210)

The following table summarizes the changes in non-controlling interest for the two years ended December 31, 2023 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Balance, January 1, 2022	$219	$-	$219
Allocation of equity to non-controlling interest for settlement of shares issued to settle debt to parent	292	-	292
Allocation of equity to non-controlling interest to equity-based compensation issued	(322)	-	(322)
Net loss attributable to non-controlling interest	(210)	-	(210)
Balance, January 1, 2023	$(21)	$-	$(21)
Allocation of equity to non-controlling interest due to sale of subsidiary stock	-	296	296
Allocation of equity to non-controlling interest due to equity-based compensation issued	(600)	-	(600)
Net income (loss) attributable to non-controlling interest	463	(112)	351
Balance, December 31, 2023	$(158)	$184	$26